SCHEDULE OF NOTE AND WARRANT LIABILITIES (Details) - GNQ INSILICO INC [Member] - USD ($)	1 Months Ended	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
Short-Term Debt [Line Items]
Opening Fair Value, January 1, 2026
Fair Value at Issuance (March 16, 2026)		250,000
Change in Fair Value (recognized in earnings)		15,022
Interest expense accrual	$ 1,042	1,042
Ending Fair Value, March 31, 2026	266,064	266,064
Convertible Debt [Member]
Short-Term Debt [Line Items]
Opening Fair Value, January 1, 2026
Fair Value at Issuance (March 16, 2026)		160,194
Change in Fair Value (recognized in earnings)		9,341
Interest expense accrual		1,042
Ending Fair Value, March 31, 2026	170,577	170,577
Warrant [Member]
Short-Term Debt [Line Items]
Opening Fair Value, January 1, 2026
Fair Value at Issuance (March 16, 2026)		89,806
Change in Fair Value (recognized in earnings)		5,681
Interest expense accrual
Ending Fair Value, March 31, 2026	$ 95,487	$ 95,487